SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Warrant liabilities	$ 1,421	$ 741
IAS 1 Amendments | Warrants
Accounting Policies [Line Items]
Warrant liabilities		$ 741
Computer equipment
Accounting Policies [Line Items]
Depreciation rate, property, plant and equipment	33.00%
Office furniture and equipment | Minimum
Accounting Policies [Line Items]
Depreciation rate, property, plant and equipment	8.00%
Office furniture and equipment | Maximum
Accounting Policies [Line Items]
Depreciation rate, property, plant and equipment	15.00%